SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12: -	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2021, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends if declared.

b.	Share option plan:

A summary of the Company's share option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2021		2020		2019
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	1,134,256	$7.68	1,453,741	$7.59	1,736,143	$7.26
Granted	-	$-	-	$-	-	$-
Forfeited	(30,861)	$16.78	(28,657)	$17.47	(59,107)	$10.05
Exercised	(427,409)	$6.54	(290,828)	$6.25	(223,295)	$4.36

Outstanding at end of year	675,986	$7.99	1,134,256	$7.68	1,453,741	$7.59

Exercisable at end of year	660,986	$8.04	1,065,498	$7.83	1,240,005	$8.01

Vested and expected to vest	675,584	$7.99	1,132,007	$7.68	1,442,990	$7.61

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the fiscal years 2021, 2020 and 2019 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if all option holders exercised their options on December 31, 2021, 2020 and 2019, respectively. This amount may change based on the fair market value of the Company's share. The total intrinsic value of options outstanding as of December 31, 2021, 2020 and 2019, were $3,481, $4,578 and $3,510, respectively.

The total intrinsic value of exercisable options as of December 31, 2021, 2020 and 2019, were approximately $3,392, $4,226 and $2,791, respectively. The total intrinsic value of options vested and expected to vest as of December 31, 2021, 2020 and 2019, were approximately $3,479, $4,568 and $3,399, respectively.

The total intrinsic value (the difference between the Company's closing share price on the exercise date and the exercise price) of options exercised during the years ended December 31, 2021, 2020 and 2019 were approximately $4,113, $1,437 and $769, respectively. The number of options vested during the year ended December 31, 2021 was 22,897. The weighted-average remaining contractual life of the outstanding options as of December 31, 2021 is 1.92 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2021 is 1.88 years.

The options outstanding as of December 31, 2021, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2021	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2021
		Years

$23.31-27.58	45,500	0.65	45,500
$15.2-17.07	13,000	1.04	13,000
$10.0 -14.68	98,007	1.71	98,007
$5.01-9.7	140,300	1.9	125,300
$0.1-4.95	379,179	2.17	379,179

	675,986		660,986

The following provides a summary of the restricted share unit activity for the Company for the two years ended December 31, 2021:

	Year ended December 31,
	2021		2020
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	1,763,017	$8.63	1,652,060	$6.53
Granted	1,149,500	$16.26	869,250	$10.96
Vested	(681,433)	$15.82	(570,000)	$10.69
Forfeited	(293,176)	$16.39	(188,293)	$10.01

Unvested at end of year	1,937,908	$12.92	1,763,017	$8.63

As of December 31, 2021, $28,541 and $18,036,431 unrecognized compensation cost related to share options and RSUs respectively is expected to be recognized over a weighted average vesting period of 2.26 years.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options vest over a four-year period, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2021, 202,910 Ordinary shares are available for future issuance under the option plans.

The Company granted 1,149,500 and 869,250 RSUs in 2021 and 2020, respectively under the 2016 option plan. RSUs vest over a period of between three to four years, subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.